INCOME TAXES - Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Current tax provision	$ 0	$ 0
Deferred tax provision	$ 0	$ 0